Income Taxes (Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Feb. 28, 2011 State And Local Jurisdictions [Member]
Income Taxes [Line Items]
Computed Federal tax expense at statutory rate	$ 75,549	$ 68,028	$ 57,758
State income taxes, net of federal tax benefit	(3,966)	9,081	7,447
Increase in tax expense for depreciation expense to be recovered in future rates	551	210	395
Stock-based compensation	(366)	(54)	381
Deduction for Aqua America common dividends paid under employee benefit plan	(345)	(374)	(293)
Amortization of deferred investment tax credits	(340)	(333)	(267)
Domestic Production Credit			(609)
Other, net	8	(389)	62
Total tax expense	71,091	76,169	64,874	61,783	57,276
Provision of bonus depreciation	50.00%	100.00%				100.00%
Reduction in state income tax expense	$ 14,800